Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2014
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations

Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2013 Fair value	June 30, 2014 Fair value
Interest rate swaps	Financial Instruments non-current assets	$ 13,517	$ 9,531
Interest rate swaps	Financial Instruments current liabilities	(30,266)	(25,896)
Interest rate swaps	Financial Instruments non-current liabilities	(15,557)	(11,309)
Total derivatives		$ (32,306)	$ (27,674)

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Six-month period ended June 30, 2013	Six-month period ended June 30, 2014

Interest rate swaps	Gain/ (Loss) on interest rate swaps, net	19,871	(10,167)

Total		$19,871	$ (10,167)

Recurring measurements
	June 30, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Interest rate swaps-asset position	$9,531	-	9,531	$-
Interest rate swaps-liability position	(37,205)	-	(37,205)	-
Total	$(27,674)	-	(27,674)	$-